Shareholder Report, Holdings (Details) - C000005460	Jun. 30, 2024
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Microchip Technology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hologic
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Teleflex
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Domino's Pizza
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Agilent Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Textron
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ball
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PTC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%